Changes in the Company structure - Main acquisitions and divestments, Integrated LNG (Details)	Jun. 12, 2022 MT / yr item
North Field East (NFE) LNG Project
Changes in the Company structure
Production of project	32
North Field East (NFE) JV
Changes in the Company structure
Proportion of ownership interest in joint venture	25.00%
QatarEnergy | North Field East (NFE) JV
Changes in the Company structure
Proportion of ownership interest in joint venture	75.00%
North Field East (NFE) JV | North Field East (NFE) LNG Project
Changes in the Company structure
Proportion of ownership interest in project	25.00%
Number of production equivalent LNG trains | item	1
Production of LNG train	8